Project debt (Tables)	9 Months Ended
Sep. 30, 2019
Project debt [Abstract]
Project debt
The breakdown of project debt for both non-current and current liabilities as of September 30, 2019 and December 31, 2018 is as follows:

	Balance as of September 30,	Balance as of December 31,
	2019	2018
	($ in thousands)
Non-current	4,093,672	4,826,659
Current	837,675	264,455
Total Project debt	4,931,347	5,091,114

Repayment schedule for project debt
The repayment schedule for project debt in accordance with the financing arrangements and assuming there will be no acceleration of the Mojave debt, as of September 30, 2019, is as follows and is consistent with the projected cash flows of the related projects:

Remainder of 2019
Payment of interests accrued as of September 30, 2019	Nominal repayment	Between January and September 2020	Between October and December 2020	2021	2022	2023	Subsequent Years	Total
($ in thousands)
60,867	143,888	99,300	139,994	258,445	288,527	313,918	3,626,409	4,931,347